Cover	Mar. 18, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 18, 2025
Entity Registrant Name	ENTERPRISE BANCORP, INC.
Entity Incorporation, State or Country Code	MA
Entity File Number	001-33912
Entity Tax Identification Number	04-3308902
Entity Address, Address Line One	222 Merrimack Street
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01852
Entity Address, City or Town	Lowell,
City Area Code	(978)
Local Phone Number	459-9000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	EBTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001018399
Amendment Flag	false